LONG-TERM INVESTMENTS - Schedule of Unrealized securities holding gain/ (loss) Investments equity method (Parenthetical) (Details) ¥ in Millions	12 Months Ended
Dec. 31, 2021 CNY (¥)
Other Operating Income (Expense) [Member]
Gain loss on disposal of equity method investments	¥ 8.7